CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage increase (decrease) in UK unemployment rate (in percent)	1.00%
Allowance account for credit losses of financial assets	£ 4,042	£ 6,247
1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	107	205
1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(95)	(190)
10pp increase in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(112)	(206)
10pp decrease in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	162	284
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 3,539	£ 5,096
Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.50%	7.00%
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 3,812	£ 5,702
Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.60%	8.70%
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 4,366	£ 6,966
Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	7.70%	11.80%
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 5,668	£ 10,009
Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	11.60%	16.40%
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 905	£ 1,222
UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	837	1,027
UK mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	23	25
UK mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(18)	(23)
UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 636	£ 602
UK mortgages | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.60%	6.90%
UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 722	£ 797
UK mortgages | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.80%	8.90%
UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 973	£ 1,269
UK mortgages | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	7.90%	11.80%
UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,448	£ 2,578
UK mortgages | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	10.10%	16.70%
UK mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0
Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	908	1,445
Retail excluding UK mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	34	54
Retail excluding UK mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(34)	(54)
Retail excluding UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,270	£ 2,154
Retail excluding UK mortgages | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	10.90%	12.60%
Retail excluding UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,388	£ 2,299
Retail excluding UK mortgages | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	11.70%	13.50%
Retail excluding UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,535	£ 2,509
Retail excluding UK mortgages | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	13.20%	15.20%
Retail excluding UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,767	£ 2,819
Retail excluding UK mortgages | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	16.30%	17.90%
Retail excluding UK mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,333	2,402
Commercial Banking | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	49	125
Commercial Banking | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(42)	(112)
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,192	£ 1,892
Commercial Banking | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.70%	8.20%
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,259	£ 2,157
Commercial Banking | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.90%	10.90%
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,414	£ 2,738
Commercial Banking | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	8.40%	17.50%
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,006	£ 4,155
Commercial Banking | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	19.70%	24.90%
Commercial Banking | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 905	£ 1,222
Commercial Banking | Individually assessed | Minimum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	741	982
Commercial Banking | Individually assessed | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,024	1,548
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	443	450
Other | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	1	1
Other | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(1)	(1)
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 441	£ 448
Other | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.10%	0.00%
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 443	£ 449
Other | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.10%	0.00%
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 444	£ 450
Other | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.10%	0.00%
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 447	£ 457
Other | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.10%	0.00%
Other | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0